Transactions and Balances with Related Parties (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Other payables	$ 3,575	$ 2,178
Related parties [member]
Statement Line Items [Line Items]
Other payables	$ 130	$ 74